Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Carrying Amount of Assets and Liabilities
The assets of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Assets	2022	2021
Cash and cash equivalents	$26,844	$24,074
Accounts receivable	136,098	111,183
Inventories	36,476	34,529
Property and equipment, net	—	108
Prepaid expenses and other current assets	846	374
Goodwill and intangibles, net	180	180
Other receivables	28,139	24,950
Other assets	1,489	1,241
Total assets	$230,072	$196,639
The liabilities of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Liabilities	2022	2021
Accounts payable	$102,783	$89,275
Accrued compensation and benefits	6,021	6,504
Accrued other	15,926	9,346
Medicare advance payment	—	3,742
Other long-term liabilities	452	81
Due to AON and subsidiaries, net	128,204	102,090
Total liabilities	$253,386	$211,038